Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Patent And Technology License Agreement, Milestone Payments [Table Text Block]
Pursuant to an amendment on October 19, 2015, the Company will pay milestone payments as follows:

Phase	Amount
Commencement of Phase II Study for a licensed product	$200,000
Commencement of Phase III Study for a licensed product	$250,000
Filing of a New Drug Application for a licensed product	$400,000
Receipt of market approval for a licensed product	$500,000

pursuant to an amendment, the Company will pay milestone payments as follows:

Phase	Amount
Commencement of Phase II Study for a licensed product	$200,000
Commencement of Phase III Study for a licensed product	$250,000
Filing of a New Drug Application for a licensed product	$400,000
Receipt of market approval for a licensed product	$500,000

Moleculin LLC [Member]
Patent And Technology License Agreement, Milestone Payments [Table Text Block]
The amended milestone payments are as follows:

Phase	Amount
Commencement of Phase III Study for first licensed drug/product within the United States, Europe, China or Japan	$150,000
Submission of the first NDA within the United States	$500,000
Receipt of first marketing approval for sale of a license product in the United States	$600,000